Accounts Receivables - Concessions (Details 1) - Total - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Beginning balance	R$ 1,954,679	R$ 1,442,819
Transfers from contract assets	578,820	451,250
Transfers to other receivables (assets held for disposal)	(1,927)	(1,287)
Fair value recognition	82,424	62,167
Loss on disposal	(3,265)	(270)
Ending balance	R$ 2,610,731	R$ 1,954,679